ACQUISITIONS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about business combination [abstract]
ACQUISITIONS

3.	ACQUISITIONS

During the year ended December 31, 2024, Granite did not acquire any properties. During the year ended December 31, 2023, Granite made the following property acquisitions:

2023 Acquisitions
Property	Location	Date acquired	Property purchase price	Transaction costs	Total acquisition cost

Income-producing properties:
10144 Veterans Dr.	Avon, USA	March 30, 2023	$72,806	$128	$72,934
10207 Veterans Dr.	Avon, USA	March 30, 2023	34,089	102	34,191
			$106,895	$230	$107,125

During the year ended December 31, 2024, there were no transaction costs. During the year ended December 31, 2023, transaction costs of $0.2 million, which included legal and advisory costs, were first capitalized to the cost of the respective properties and then subsequently expensed to net fair value (gains) losses on investment properties on the consolidated combined statements of net income as a result of measuring the properties at fair value.